Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Lease cost	Lease costs for the period shown below were as follows:

(Dollars in thousands)	March 31, 2022
Operating lease cost	$600
Short-term lease cost	191

Total lease cost	$791

Schedule of maturities of operating leases
A schedule of the Company’s lease liabilities by contractual maturity for operating leases with initial or remaining terms in excess of one year for each year through 2027 and thereafter is presented below:

(Dollars in thousands)	March 31, 2022
2022 (nine months remaining)	$1,197
2023	1,926
2024	2,144
2025	2,133
2026	2,179
2027 and thereafter	11,840

Total undiscounted lease liability	21,419
Less:
Discount on cash flows	(2,121)
Lease signed, but not yet commenced	(8,669)

Total operating lease liability	$10,629